Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

6            Intangible assets

(a)	Cost:

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31
	2021	Additions	Disposals	rates	2021

	US $’000
Goodwill	7,563			(1,292)	6,271
Software (mostly development costs)	194,506	17,084		(2)	211,588
Dry docking	4,514		(4,514)
Other intangible assets	3,415	1,098			4,513
Total	209,998	18,182	(4,514)	(1,294)	222,372

Amortization and impairment losses:

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31,
	2021	Amortization	Disposals	rates	2021

	US $’000
Goodwill
Software (mostly development costs)	136,341	9,276		(30)	145,587
Dry docking	4,514		(4,514)
Other intangible assets	2,678	274			2,952
Total	143,533	9,550	(4,514)	(30)	148,539

6            Intangible assets (cont’d)

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2021	2021
	US $'000	US $'000
Goodwill	7,563	6,271
Software (mostly development costs)	58,165	66,001
Dry docking
Other intangible assets	737	1,561
Total	66,465	73,833

Cost:

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31,
	2020	Additions	Disposals	rates	2020

	US $’000
Goodwill	8,299			(736)	7,563
Software (mostly development costs)	182,296	12,245	(19)	(16)	194,506
Dry docking	4,514				4,514
Other intangible assets	3,415				3,415
Total	198,524	12,245	(19)	(752)	209,998

Amortization and impairment losses:

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31,
	2020	Amortization	Disposals	rates	2020

	US $’000
Goodwill
Software (mostly development costs)	126,645	9,733	(13)	(24)	136,341
Dry docking	4,429	85			4,514
Other intangible assets	2,530	148			2,678
Total	133,604	9,966	(13)	(24)	143,533

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2020	2020
	US $’000	US $’000
Goodwill	8,299	7,563
Software (mostly development costs)	55,651	58,165
Dry docking	85
Other intangible assets	885	737
Total	64,920	66,465

6            Intangible assets (cont’d)

Impairment test

For the purpose of IAS 36, the Group, which operates an integrated liner network, has one cash-generating unit (hereinafter: CGU), which consists of all of the Group’s operating assets.

As at December 31, 2021, the Group did not identify any impairment indicators in respect of its cash-generating unit. The recoverable amount, for the purpose of the annual impairment test for goodwill, was based on fair value less cost of disposal of the CGU, and did not result with in an impairment.